Pension commitments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension commitments [Abstract]
Expense	£ 1,542	£ 526
Contributions outstanding	£ 349	£ 210